Deferred Government Grants	12 Months Ended
Mar. 31, 2023
Government Assistance [Abstract]
DEFERRED GOVERNMENT GRANTS

NOTE 18 – DEFERRED GOVERNMENT GRANTS

Deferred government grants represent funds received from the PRC government for research and development, investment in building or improvement in YS Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS Group is not required. YS Group received government grants that were deferred in the amount of RMB4.0 million and RMB3.6 million in fiscal 2023 and 2022, respectively. In addition, YS Group received RMB15.7 million and RMB20.8 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of YS Group and were recognized in other income in 2023 and 2022, respectively.

Deferred government grants included the following:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	21,847,340	22,030,690	$3,206,003
Addition	1,552,000	-	-
Recognized as income	(1,368,650)	(1,455,678)	(211,837)
Subtotal	22,030,690	20,575,012	$2,994,166

Government grants for research and development
Balance at beginning of the year	11,158,551	10,318,528	$1,501,598
Addition	-	4,000,000	582,098
Recognized as income	(840,023)	(8,991,332)	(1,308,458)
Subtotal	10,318,528	5,327,196	$775,238
Total deferred government grants	32,349,218	25,902,208	$3,769,404

Less：current portion	2,295,701	2,295,701	$334,081

Non-current portion	30,053,517	23,606,507	$3,435,323

Government grants for property, plant and equipment

YS Group has seven deferred government grants related to property, plant and equipment, and has fulfilled the conditions attached to all the grants. RMB1.5 million was amortized from deferred government grant into government grant recognized in income in fiscal 2023, as compared to RMB1.4 million for the fiscal year ended March 31, 2022. RMB1.5 million will be amortized in fiscal 2024 which was included in the current deferred government grant and RMB19.1 million will be amortized after 2024 which was included in the non-current portion of deferred government grants. Nil was recorded as government grant recognized in income for the fiscal year ended March 31, 2023, as compared to RMB18.5 million for the fiscal years ended March 31, 2022.

Government grants for research and development

YS Group has four deferred government grants related to various research and development projects, and fulfilled the conditions attached to three grants. RMB9.0 million was amortized from deferred government grant into government grant recognized in income in fiscal 2023, as compared to RMB0.8 million for the fiscal year ended March 31, 2022. RMB0.8 million will be amortized in fiscal 2024 which was included in the current deferred government grant and RMB4.5 million will be amortized after 2023 which was included in the non-current portion of deferred government grants. RMB0.1 million was recorded as government grant recognized in income for the year ended March 31, 2023, as compared to RMB2.0 million for the years ended March 31, 2022.